Document And Entity Information	4 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Entity Registrant Name	Empower Ltd.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001822928
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false